MD&A - Capital management	12 Months Ended
Dec. 31, 2024
MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
We manage our balance sheet, RWA, LRD and TLAC ratio levels based on our regulatory requirements,

within our
internal limits and targets, and our externally provided guidance.
These resource

allocations are

based on

our business

plans and

earnings projections,

which are

reflected in

our
capital

plans.

The

equity

double

leverage

ratio

at

the

UBS

Group AG

standalone

level

(calculated

as

investments

in
subsidiaries divided by total

equity) is a key

consideration when planning for

distributions from UBS AG to

UBS Group AG
and from UBS Group AG to its shareholders.
The annual

strategic planning

process includes

a capital

planning component

that is

key in

defining our

target capital
levels and

returns. The

capital planning

component is

based on

an attribution

of Group

RWA and

LRD capacity

to the
business divisions.

Limits and targets are

established at the Group

and business-division levels and

are approved by the

BoD at least annually.
In

the

target-setting

process

we

take

into

account,

among

other

factors,

the

current

and

potential

future

TLAC
requirements,

our

aggregate

risk

exposure

in

terms

of

the

combined

stress

test

(the

CST)

and

the

effect

of

expected
accounting policy changes.
An adequate level of

common equity tier 1

(CET1) capital and total

loss-absorbing capacity (TLAC)

meeting both
internal assessment and regulatory requirements

is a prerequisite for conducting our

business activities.

Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.24 31.12.23
1
Total equity under IFRS Accounting Standards 85,574 86,156
Equity attributable to non-controlling interests (494) (531)
Defined benefit plans, net of tax (833) (965)
Deferred tax assets recognized for tax loss carry-forwards (2,288) (3,039)
Deferred tax assets for unused tax credits (688) (97)
Deferred tax assets on temporary differences, excess over threshold (803)
Goodwill, net of tax 2 (5,702) (5,750)
Intangible assets, net of tax (702) (894)
Compensation-related components (not recognized in net profit) (2,800) (2,186)
Expected losses on advanced internal ratings-based portfolio less provisions (568) (713)
Unrealized (gains) / losses from cash flow hedges, net of tax 2,585 3,109
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax
1,178 1,291
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date
(62) (89)
Prudential valuation adjustments (167) (368)
Accruals for dividends to shareholders (2,835) (2,240)
Transitional CET1 capital PPA adjustments, net of tax 4,316
Other (25) 3
Total common equity tier 1 capital 71,367 78,002
1 Comparative-period information has been revised. Refer

to “Note 2 Accounting for the acquisition of the Credit

Suisse Group” in the “Consolidated financial statements” section of this report for more information.

2 Includes goodwill related to significant investments in financial institutions of USD 19 m as of 31 December 2024 (31 December 2023: USD 20 m) presented on the balance sheet line Investments in associates.
Our CET1

capital

mainly

consists

of: share

capital;

share premium,

which primarily

consists

of additional

paid-in capital
related to

shares issued;

and retained

earnings.

A detailed

reconciliation

of equity

under IFRS

Accounting

Standards to

CET1
capital is provided

in the

“Reconciliation of equity under IFRS

Accounting Standards to Swiss

SRB common equity

tier 1
capital” table.

Our CET1 capital decreased by USD 6.6 bn to USD 71.4
bn as of 31 December 2024, mainly as operating

profit before tax
of USD 6.8 bn was more than offset by regular and voluntary amortization of the remaining transitional CET1 capital PPA adjustments

of

USD
4.3
bn

(net

of

tax),

dividend

accruals

of

USD
2.8
bn,

current

tax

expenses

of

USD
2.2
bn,

foreign
currency

translation

losses

of

USD
1.8
bn,

a

negative

effect

from

compensation-

and

own-share-related

capital
components of USD 1.4 bn, and share repurchases of USD 1.0 bn under our 2024 share repurchase program.
›
Refer to “UBS shares” in this section for more information about our share repurchase programs
Our loss-absorbing

AT1 capital

increased by

USD
2.5
bn to

USD
16.4
bn, mainly

reflecting new

issuances of

AT1 capital
instruments of USD 3.5 bn partly offset by a call of USD 1.0 bn equivalent of AT1 capital instruments.
Our total gone concern loss-absorbing capacity

decreased by

USD
9.5
bn to

USD
97.7 bn as of 31 December 2024
and included

USD
97.4
bn of TLAC-eligible

senior unsecured

debt.